Financial Instruments - Financial Instruments Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial instruments measured at fair value on a recurring basis
Deferred finance costs, net	$ 22,330	$ 34,982
Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM		35,831
Long-term debt, including current portion	2,527,262	2,776,739
Accrued liabilities	15,464	14,014
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM		35,831
Long-term debt, including current portion	2,527,262	2,776,739
Accrued liabilities	15,464	14,014
Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Equity investment in ZIM		35,831
Long-term debt, including current portion	2,527,262	2,776,739
Accrued liabilities	15,464	14,014
Notes | ZIM | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from notes	35,574	39,094
Notes | ZIM | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from notes	35,574	39,094
Notes | ZIM | Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from notes	35,574	$ 39,094
Notes | HMM | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from notes	25,651
Notes | HMM | Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from notes	25,651
Notes | HMM | Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Receivable from notes	$ 25,651